Equinox EquityHedge U.S. Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Ampersand Strategy Fund (the “Fund”) seeks to achieve returns and volatility comparable to the S&P500® Total Return Index, while seeking to avoid the full impact of downside risk.
Fees and Expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 20 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 27 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Equinox EquityHedge U.S. Strategy Fund - USD ($)		Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none		none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)		1.00%		1.00%
Wire Redemption Fee	[2]	$ 15		$ 15
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[2]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equinox EquityHedge U.S. Strategy Fund		Class A	Class I
Management Fees	[1],[2]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[3]	2.16%	2.37%
Total Annual Fund Operating Expenses	[4]	3.16%	3.12%
Fee Waiver and/or Expense Reimbursement	[4]	(1.92%)	(2.13%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[4]	1.24%	0.99%
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP ("Equinox" or the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	For the 12-month period commencing July 1, 2018 and ending June 30, 2019 and for each successive annual period thereafter (each, a "Performance Period"), the Adviser's Management Fee shall be subject to a performance-based voluntary waiver (the "Performance-Based Waiver"). Under the terms of the Performance-Based Waiver, the investment performance of the Institutional Class shares of the Fund (the "Measuring Class") will be measured against the S&P 500® Total Return Index (the "Benchmark") over each Performance Period. In the event that the Fund underperforms the Benchmark over any Performance Period, the Adviser will voluntarily waive the Management Fee, excluding any portion of the Management Fee that the Adviser would otherwise be required to waive in order to satisfy its obligation under the Expense Limitation, for the next 12-month period following the Performance Period the Fund underperformed. For example, if the Adviser were required to waive its entire Management Fee under the terms of the contractual Expense Limitation, it would not have an additional obligation to make further waivers as a result of the Performance-Based Waiver. The Adviser reserves the right to terminate the voluntary Performance-Based Waiver upon notice to the Fund's Board of Trustees. As a result there is no guarantee that shareholders will benefit from the Performance-Based Waiver for any full or partial Performance Period. The Adviser will not seek recoupment of any fees waived as a result of the Performance-Based Waiver.
[3]	"Other Expenses" does not include direct costs or indirect costs associated with any over-the-counter derivatives that provide the Fund, directly or through its Subsidiary, with exposure to the Overlay Strategy (defined below), which is the primary manner in which the Fund intends to gain exposure to the Fund's Overlay Strategy. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the managed futures trading programs in the Overlay Strategy referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in fiscal year 2018 in excess of 0.50% (annualized) of the notional exposure to managed futures trading programs in the Overlay Strategy provided by the relevant derivative instrument based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund's investment in swaps is likely to increase. In addition to the derivative counterparty fees, the Adviser anticipates that any investment in the Overlay Strategy through a derivative instrument will further indirectly subject the Fund to aggregate management fees of up to 1.25% of notional exposure and performance-based incentive fees of up to 25% of new high net trading profits. The Adviser anticipates that the Fund's average notional exposure to the Overlay Strategy during the current fiscal year will range approximately between 100% and 200% of Fund assets. The performance of the Fund is net of all such embedded counterparty, management and incentive/performance fees.
[4]	Equinox has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding any (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," and (v) brokerage commissions, do not exceed, on an annual basis, 1.24% of the average daily net assets for Class A shares and 0.99% of the Fund's average daily net assets for Class I shares, respectively (the "Expense Limitation"). This Expense Limitation will remain in effect until at least October 31, 2019 but can be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund (excluding any fees waived as a result of the Performance-Based Waiver). The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A shares and $1 million (investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Equinox EquityHedge U.S. Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	1,325	1,978	3,721
Class I	10,144	76,362	145,087	328,499

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the most recent fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 69% of the average value of the portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would likely have a higher portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by utilizing two broad strategies: (1) the Equity Strategy, and (2) the Overlay Strategy. The Equity Strategy seeks to provide returns (after fees and expenses) comparable to those of the S&P 500® Total Return Index (the “Equity Index”), while the Overlay Strategy seeks to complement these equity returns with non-correlated and negatively correlated return streams that are designed to result in an overall portfolio with returns and volatility comparable to the Equity Index, while seeking to avoid the full impact of downside risk over a full market cycle (generally 3 to 5 years or longer).

(1) The Equity Strategy

The Equity Strategy seeks to track the performance of the Equity Index. It is expected that, on average, between 85% and 115% of the Fund’s assets will be exposed to broad-based U.S. equity markets, generally by investing in (i) exchange traded funds (“ETFs”) or other investment companies that seek to track the composition and/or performance of the Equity Index (or other broad U.S. equity indices), and/or (ii) derivative instruments such as futures, options or total return swap agreements (“swaps”) that provide exposure to the Equity Index (or other broad U.S. equity indices). The Fund will make such investments either directly, or indirectly by investing via a swap or via its wholly-owned subsidiary (the “Subsidiary”) which may then invest in such assets directly or indirectly.

From time to time, the Fund may hold a portion of its net assets in cash or cash equivalents, money market funds, securities issued by the U.S. government and fixed-income securities, including ETFs. These cash equivalents and short-term investments may serve as margin and/or collateral for the derivatives positions of the Fund. The Fund may also invest in short-term to medium-term fixed-income securities, including ETFs, that are generally investment-grade, but may, from time to time, be below investment-grade.

(2) The Overlay Strategy

The Overlay Strategy seeks to provide incremental positive expected returns, while seeking to reduce the magnitude of the losses associated with the Equity Strategy during the periods in which the Equity Index produces negative returns (“peak-to-trough drawdowns”). However, unlike traditional asset allocation methodologies, the Overlay Strategy seeks to provide enhanced diversification without the need to reduce the Fund’s Equity Strategy exposure in the process. Because the Fund’s strategy is designed to be measured over a full market cycle, the Overlay Strategy may not mitigate down-side movement in the short-term.

The Overlay Strategy consists of (A) the Hedging Strategy, which seeks to hedge dynamically all or a portion of the Fund’s exposure to the equity markets, and (B) the Enhanced Diversification Strategy, which seeks to access return streams that have generally low correlations to the equity markets.

A. The Hedging Strategy

The Hedging Strategy aims to hedge the Fund’s equity market exposure dynamically, seeking to reduce the overall exposure when the broad equity market is trending down, while seeking to maintain higher exposure when the broad equity market is trending up. Exposure is generally adjusted by trading in trending futures markets that are negatively correlated to equity markets, or by dynamically allocating risk to strategies that are expected to perform positively when equity markets are expected to trend down. Thus, the Hedging Strategy seeks to mitigate peak-to-trough drawdowns while seeking to maintain the level and volatility of the Fund’s returns.

The Adviser expects to implement its Hedging Strategy through accessing trading programs that tend to have generally negative correlations with equity markets, and are intended to serve as a hedge for equity investment portfolios (“Hedging Programs”). This will generally involve entering into, either directly or indirectly through the Subsidiary, one or more total return swap agreements that provide exposure to trading strategies such as (i) the Quest Dynamic Financial Hedge Program (the “Quest Hedging Program”), a proprietary systematic futures trading strategy of Quest Partners LLP (“Quest”), a commodity trading advisor (“CTA”) registered with the Commodity Futures Trading Commission; or (ii) the Blue Sky Dynamic Macro strategy, a proprietary systematic futures trading strategy of Blue Sky Alternative Investments Limited (“Blue Sky”), an Australia-based alternative asset manager. From time to time, based on market conditions, other Hedging Programs with low to negative correlations to equities may be utilized in addition to or in place of the Quest Hedging Program and the Blue Sky Dynamic Macro strategy.

B. The Enhanced Diversification Strategy

The Enhanced Diversification Strategy aims to achieve enhanced diversification through exposure to multiple strategies that seek to generate positive returns over time but tend to have low correlations to equities. The Enhanced Diversification Strategy thus seeks to enhance the Fund’s risk-adjusted performance based on Modern Portfolio Theory concepts such as the efficient frontier, which assumes that the addition of non-correlated assets to more traditional assets will result in superior risk-adjusted returns over time.

The Adviser expects to implement its Enhanced Diversification Strategy by constructing a portfolio of commodities trading programs that are managed by regulated asset managers. These enhanced diversification strategies generally provide exposure to broadly diversified global (i.e., U.S. and non-U.S.) markets across four major asset classes: stock indices, fixed income, currencies, and commodities, by opportunistically taking long or short positions, mainly in futures, forwards, options, or spot contracts.

The Adviser obtains exposure to these enhanced diversification strategies by investing directly, or indirectly through the Subsidiary, in derivative instruments such as one or more swaps, or through Trading Companies. A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund may make some or all of its investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements required by the Investment Company Act of 1940 (the “1940 Act”) with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Investment Risks.

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Many factors affect the Fund’s net asset value and performance.

• Equity Strategy Risk. Because the Fund will normally invest a substantial portion of its assets in equity securities and equity-related instruments designed to track the performance of one or more equity indices, the value of the Fund’s portfolio will be affected by changes in the equity markets. At times, the equity markets can be volatile, and prices of equity securities can change drastically. Market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all equity prices change uniformly or at the same time, and not all equity markets move in the same direction at the same time. In addition, other factors can adversely affect the price of a particular equity security (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors or their affects can be predicted.

• Overlay Strategy Risk. The profitability of the Fund’s investment (typically through a swap agreement) in the third-party commodities trading programs part of the Overlay Strategy depends primarily on the ability of the various managers to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, trade, fiscal, monetary and exchange control programs and policies;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events;

• changes in philosophies and emotions of various market participants; and

• changes in personnel.

The Fund’s Overlay Strategy may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, performance fees and transaction fees, associated with the Overlay Strategy which will reduce returns. Additionally, because the Fund’s strategy is designed to be measured over a full market cycle, the Overlay Strategy may not mitigate down-side movement in the short-term.

Futures Contracts Risk Associated with the Overlay Strategy:

The successful use of futures contracts draws upon managers’ skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in the price of those contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in the Overlay Strategy with leveraged exposure to certain investments and markets will act as a successful hedging strategy or enable the Fund to achieve its investment objective.

• Swap Agreements and Derivatives Risk. The use of swap agreements and other derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives. Derivatives have economic leverage inherent in their terms that will magnify losses. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based. Purchased options may expire worthless. Derivative counterparties may default. There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Counterparty Risk. The swap agreements and other derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

• Credit Risk. If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease significantly. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s Overlay Strategy is expected to include positions in futures contracts that provide exposure to the currency asset class. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

• Equity Securities Risk. The Fund’s Equity Strategy will seek to generate returns based upon the performance of one or more Equity Index comprised of equity securities such as common and preferred stocks. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Fixed-Income Securities Risk. The Fund may invest a substantial portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and net asset value. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall). Investments in below investment-grade securities may be subject to greater price fluctuations, increased credit risk and can involve a substantial risk of loss. The market for below investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, particularly during times of market volatility or decline.

• Foreign Market Risk. The Overlay Strategy may invest in futures and futures-related instruments that trade on foreign markets. There is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a futures transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange and currency risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rule- making, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

• Indirect Fees and Expenses. The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by any hedging or enhanced diversification programs in which the Fund invests (such as the Quest Hedging Program), including brokerage commissions and operating expenses. Further, any investment in a hedging program to be subject to management fees and, potentially, performance-based fees. Management fees typically are based on the leveraged account size or the “notional exposure” of the Fund to the hedging and enhanced diversification programs and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or hedging or enhanced diversification programs in which the Fund may invest) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in certain swap agreements and other derivative instruments. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• OTC Trading Risk. Certain of the derivative instruments, including swap agreements, in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Short Position Risk. The Fund either directly, or through the trading strategies employed by a hedging or enhanced diversification program will take short positions on certain derivative instruments and may sell certain securities short. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The Fund will earmark assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

• Tax Legislation Risk. On December 22, 2017, tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and Treasury Regulations related to the legislation have not been drafted, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Performance:

The bar chart and the performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance for Class I shares from year to year and by showing how the Fund’s average total annual returns for the one year and since inception periods ended December 31, 2017, before and after taxes, compare with those of a broad measure of market performance. The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes; if it did, performance would be lower. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The performance below reflects the Fund’s strategy and investment objective prior to July 1, 2018. If it did, performance may have been different. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Class I Calendar Year Returns as of December 31,

Highest Quarterly Return:	Q1, 2016	6.59%
Lowest Quarterly Return:	Q3, 2015	-4.04%
The year-to-date return for the Class I shares as of June 30, 2018 was 1.05%.
Average Annual Total Returns For the periods ended December 31, 2017
Average Annual Total Returns - Equinox EquityHedge U.S. Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I		Return Before Taxes	15.54%	9.59%	[1]	Sep. 09, 2013
Class I | Return After Taxes on Distributions	[2]		13.13%	7.01%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[2]		10.43%	6.76%
Class A		Return Before Taxes	8.77%	7.86%	[1]	Sep. 09, 2013
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		21.83%	13.86%
[1]	The Fund commenced operations on September 9, 2013 and from that date until June 29, 2018 was called the Equinox EquityHedge U.S. Strategy Fund.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns shown are for Class I shares only, after tax returns for Class A shares will vary.
[3]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.